Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Expenses [Abstract]
Reorganization Related Costs	$ 29	$ 52
Other Transaction Costs	$ 4	76
Settlement Of Stock Awards On Change Of Control		38
Charge for executive changes, pre-tax		$ 34
Termination Fee Paid			$ 315
Other Transaction And Severance Costs			71
Change In Contingent Liability In Business Combination			$ 25